Significant Accounting Judgments and Estimates	12 Months Ended
Apr. 30, 2022
Disclosure Of Significant Accounting Judgments And Estimates [Abstract]
Significant Accounting Judgments and Estimates [Text Block]

4. Significant Accounting Judgments and Estimates

The preparation of the consolidated financial statements in conformity with IFRS requires management to make judgments, estimates, and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses, and related disclosure. Estimates and assumptions are continuously evaluated and are based on management's experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances.

Judgment is used mainly in determining how a balance or transaction should be recognized in the financial statements. Estimates and assumptions are used mainly in determining the measurement of recognized transactions and balances. Actual results may differ from these estimates.

Significant areas where management's judgment has been applied include:

- Impairment of exploration and evaluation assets (E&E assets)

In accordance with the Company's accounting policy, the Company's E&E assets are evaluated every reporting period to determine whether there are any indications of impairment. If any such indication exists, which is often judgmental, a formal estimate of recoverable amount is performed and an impairment loss is recognized to the extent that the carrying amount exceeds the recoverable amount. The recoverable amount of an asset or cash generating group of assets is measured at the higher of fair value less costs to sell and value in use.

The evaluation of asset carrying values for indications of impairment includes consideration of both external and internal sources of information, including such factors as market and economic conditions, metal prices, future plans for the Company's mineral properties and mineral resources and/or reserve estimates.

Management has assessed for impairment indicators for the Company's E&E assets and has concluded that no indicators of impairment were identified, and the Company plans to continue with its objective of developing Panuco - Copala Property.

- The acquisition of a company may result in the reporting of the acquisition as a business combination, or an asset acquisition as defined within IFRS. Judgment is required to determine the basis of accounting for the acquisition.

- These consolidated financial statements have been prepared using International Financial Reporting Standards applicable to a going concern, which assumes that the Company will be able to realize its assets and discharge its liabilities and commitments in the normal course of operations for the foreseeable future.

Significant areas requiring the use of management estimates and assumptions include:

- Fair value calculation of share-based payments

The fair value of share-based payments in relation to the warrants and options granted is calculated using a Black Scholes option pricing model. There are a number of estimates used in the calculation such as the expected option life, rate of forfeiture of options granted, risk-free interest rate used and the future price volatility of the underlying security which can vary from actual future events. The factors applied in the calculation are management's best estimates based on industry average and future forecasts.

- Assessing whether deferred tax assets and liabilities are recognized in accordance with IAS 12, Income taxes.

Provisions for income taxes are made using the best estimate of the amount expected to be paid based on a qualitative assessment of all relevant factors. The Company reviews the adequacy of these provisions at the end of the reporting period. However, it is possible that at some future date an additional liability could result from audits by taxing authorities. Where the final outcome of these tax-related matters is different from the amounts that were originally recorded, such differences will affect the tax provisions in the period in which such determination is made.

▪ Acquisition of a company requires substantially all identifiable assets, liabilities and contingent considerations to be recorded at the date of acquisition at their respective fair values which requires significant judgement and estimation. Assumptions have been made by management regarding the likelihood of meeting future milestones. Discount rates applied are consistent with external industry information reflecting the risk associated with the voluntary pooling restrictions.

▪ Tax receivables

Value-added tax ("VAT") receivable is collectible from the government of Mexico. The collection of VAT is subject to risk due to the complex application and collection process and therefore, risk related to the collectability and timing of payment from the Mexican government. The Company uses its best estimates based on the facts known at the time and its experience to determine its best estimate of the collectability and timing of these recoveries. Changes in the assumptions regarding collectability and the timing of collection could impact the valuation and classification of VAT receivable.